Others - Financial assets at amortized cost (Details) - Financial assets at amortized cost - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair value information
Financial assets at amortized cost	$ 180,567	$ 171,521
US Treasury
Fair value information
Financial assets at amortized cost		0
US Treasury | Level 1
Fair value information
Financial assets at amortized cost		10,173
US Treasury | Level 2
Fair value information
Financial assets at amortized cost		10,070
US Treasury | Level 3
Fair value information
Financial assets at amortized cost		$ 0